Benefit Plans (Weighted Average Assumptions Used to Determine Benefit Obligations) (Details) - Pension [Member]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	2.44%	3.33%	4.35%
Rate of compensation increases	3.21%	3.94%	3.94%